DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)					3 Months Ended			6 Months Ended		12 Months Ended
	May 29, 2020	Feb. 10, 2019	Feb. 28, 2018	Feb. 12, 2018	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 28, 2020	Jan. 02, 2020	Dec. 31, 2017
Shares Issued, Price Per Share			$ 10.10
Stock Issued During Period, Value, New Issues							$ 0
Assets Held-in-trust			$ 210,080,000
Cash	$ 68,900,000				$ 47,293,000	$ 12,576,000		$ 47,293,000	$ 12,576,000	$ 6,220,000
Common Stock, Par or Stated Value Per Share					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Investment Income, Interest					$ 35,000	$ 110,000		$ 147,000	$ 226,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 5.20
Aggregate principal amount										$ 95,000,000.0
Private Placement [Member]
Shares Issued, Price Per Share	$ 10.00
Stock Issued During Period, Shares, New Issues	7,600,000
Stock Issued During Period, Value, New Issues					$ 75,963,000
Mudrick Capital Acquisition Corporation [Member]
Assets Held-in-trust				$ 202,000,000
Sale of Stock, Price Per Share			$ 10.10	$ 10.10
Payments to Acquire Investments			$ 8,080,000							0	$ 210,080,000
Stock Issued, Transaction Costs										11,974,088
Stock Issued, underwriting fees										4,160,000
Deferred underwriting fees, Noncurrent										$ 7,280,000	7,280,000
Business Acquisition Percentage Of Trust Account Assets										80.00%
Other Ownership Interests, Offering Costs										$ 534,088
Cash										208,536	535,946	$ 10,400,000		$ 24,945
Minimum Net Tangible Assets Required for Business Combinations										5,000,001
Investment Income, Interest										6,634	8,302
Business Combination, Consideration Transferred										$ 1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.00
Business Acquisition, Percentage of Voting Interests Acquired										50.00%
Investments held in Trust Account										$ 215,385,757	$ 212,916,691
Limitation on Redemption upon Completion of Initial Business Combination Description										15%
Conversion price per warrant										$ 1.00			$ 1.00
Mudrick Capital Acquisition Corporation [Member] | Sponsor [Member]
Sale of Stock, Price Per Share										$ 12.00
Mudrick Capital Acquisition Corporation [Member] | Investment In Trust Account [Member]
Cash										$ 209,000
Common Stock, Redemption Price Per Share										$ 10.10
Investment Income, Interest										$ 5,306,000
Amount remaining in the trust account										71,700,000
Interest Income (Expense), Net										$ 1,911,000
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Common Stock, Par or Stated Value Per Share										$ 0.0001	$ 0.0001
Common Stock, Redemption Price Per Share		$ 10.38								10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Stock Redeemed or Called During Period Shares		13,890,713
Stock Redeemed or Called During Period Value		$ 144,218,760
Mudrick Capital Acquisition Corporation [Member] | IPO [Member]
Capital Units, Authorized				20,000,000
Shares Issued, Price Per Share				$ 10.00						$ 10.00
Stock Issued During Period, Shares, New Issues				200,000,000						20,800,000
Mudrick Capital Acquisition Corporation [Member] | Over-Allotment Option [Member]
Shares Issued, Price Per Share			$ 10.00
Stock Issued During Period, Shares, New Issues			800,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues			$ 8,240,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member] | Warrant [Member]
Shares Issued, Price Per Share			$ 1.00	$ 1.00
Stock Issued During Period, Shares, New Issues			240,000	7,500,000
Stock Issued During Period, Value, New Issues			$ 240,000	$ 7,500,000
Common Stock, Par or Stated Value Per Share			$ 1.00	$ 1.00
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member] | Warrant [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues			200,000	6,500,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member] | Sponsor | Warrant [Member]
Stock Issued During Period, Value, New Issues				$ 6,500,000
Mudrick Capital Acquisition Corporation [Member] | Private Placement [Member] | Cantor Fitzgerald Co. [Member] | Warrant [Member]
Stock Issued During Period, Value, New Issues				$ 1,000,000